DEFERRED TAX ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Tax Assets And Liabilities
Schedule of gross movement of the deferred tax account

	2023	2024	2024
	CNY	CNY	US$

As of January 1	5,276	—	—
Credited to the consolidated statements of profit or loss during the year	(10)	—	—
Disposal of PSTT	(5,266)	—	—

As of December 31	—	—	—

Schedule of deferred tax assets

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2023	7	62	419	—	488
Charged to the consolidated statements of profit or loss during the year	—	(22)	(57)	—	(79)
	(7)	(40)	(362)	—	(409)
As of December 31, 2023	—	—	—	—	—
As of January 1, 2024	—	—	—	—	—
As of December 31, 2024	—	—	—	—	—
As of December 31, 2024 US$	—	—	—	—	—

Schedule of deferred tax liabilities

	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY

As of January 1, 2023	5,270	494	5,764
Credited to the consolidated statements of profit or loss during the year	—	(89)	(89)
Disposal of PSTT	(5,270)	(405)	(5,675)
As of December 31, 2023	—	—	—
As of December 31, 2023 US$	—	—	—

Schedule of deferred tax not recognized

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	1,200	—	—
Tax losses with no deferred tax assets recognized	6,077	667	91

Total	7,277	667	91

Schedule of expiration dates of the tax losses

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Year of expiration
2023	—	—	—
2024	1,745	—	—
2025	1,462	1,462	200
2026	1,411	1,411	193
2027	499	499	68
2028	828	828	113
2029	—	440	60

Total	5,945	4,640	634